UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     GERALD S. DODD
Address:

13 File Number: 28-5316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      GERALD S. DODD
Title:     PRESIDENT
Phone:     212 722-3112
Signature, Place and Date of Signing:

    GERALD S. DODD  January 31, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    4

Form 13F Information Table Value Total:    2278

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALLIANT ENERGY CORP USD COM    COMMON STOCK     018802108      750    24700 SH       SOLE                  24700        0        0
D CHARTER MUNICIPAL MORTGAGE ACC COMMON STOCK     160908109      525    32300 SH       SOLE                  32300        0        0
D CONECTIV INC COM               COMMON STOCK     206829103      683    27900 SH       SOLE                  27900        0        0
D MIRANT CORP COM STK            COMMON STOCK     604675108      320    20000 SH       SOLE                  20000        0        0
S REPORT SUMMARY                  4 DATA RECORDS                2278        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED